Document and Entity Information	Oct. 28, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 28, 2026
Entity Registrant Name	Microsoft Corporation
Entity Incorporation, State or Country Code	WA
Entity File Number	001-37845
Entity Tax Identification Number	91-1144442
Entity Address, Address Line One	One Microsoft Way
Entity Address, City or Town	Redmond
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98052-6399
City Area Code	425
Local Phone Number	882-8080
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000789019
Common Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common stock, $0.00000625 par value per share
Trading Symbol	MSFT
Security Exchange Name	NASDAQ
3.125% Notes Due 2028 [Member]
Entity Information [Line Items]
Title of 12(b) Security	3.125% Notes due 2028
Trading Symbol	MSFT
Security Exchange Name	NASDAQ
2.625% Notes Due 2033 [Member]
Entity Information [Line Items]
Title of 12(b) Security	2.625% Notes due 2033
Trading Symbol	MSFT
Security Exchange Name	NASDAQ